FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2015 and 2014, as follows:

(in thousands)	2015	2014

Federal income taxes at the statutory rate	$1,051	$981
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(31)	(31)
Other	1	2
	$1,021	$952

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2015	2014

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$533	$501
Deferred compensation and benefits	243	249
Charitable contributions	1	2
Fair value accounting adjustments on acquisition	604	887
Nonaccrued interest on loans	129	154
Other real estate owned adjustments	254	315
Other	15	2
Total deferred tax assets	1,779	2,110

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,337)	(1,337)
Deferred loan origination costs	(26)	(21)
Loan servicing rights	(29)	(27)
Fair value accounting adjustments on acquisition	(795)	(795)
Unrealized gain on investments	(19)	(35)
Depreciation	(62)	(56)
Other	—	(49)
Total deferred tax liabilities	(2,268)	(2,320)
Net deferred tax liability	$(489)	$(210)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2015	2014

Balance at beginning of year	$80	$80
Additions/(reductions) based on tax positions for the current year	—	—
Balance at end of year	$80	$80